Schedule of Deferred Tax Assets and Liabilities, Detailed (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 1	$ 1,528,608
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 2	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 3	10,388,922
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 5	4,037,911
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 7	8,937,288
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 9	232,822
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 10	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 11	347,264
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 12	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 13	133,697
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 14	(259,635)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 15	203,092
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 16	(202,865)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 17	1,164,298
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 18	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 19	148,860
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 20	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 21	98,728
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 22	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 23	112,616
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 24	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 25	31,959
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 26	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 27	28,085
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 28	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 29	20,133
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 30	(20,502)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 31	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 32	(539,831)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 33	7,248,156
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 34	(280,137)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 35	20,166,127
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 36	(742,696)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 37	(2,232,840)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 38	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 39	(19,320,404)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 40	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 41	5,015,316
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 42	(280,137)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 43	845,723
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 44	$ (742,696)